American Mutual Fund®
Investment portfolio
January 31, 2025
unaudited

Common stocks 95.15% Energy 4.00%	Shares	Value (000)
Baker Hughes Co., Class A	4,890,880	$225,861
Canadian Natural Resources, Ltd. (CAD denominated)	4,149,856	126,065
Cenovus Energy, Inc.	5,399,549	78,131
ConocoPhillips	6,534,340	645,789
EOG Resources, Inc.	3,881,292	488,228
Exxon Mobil Corp.	11,796,123	1,260,180
South Bow Corp.	2,439,359	58,300
TC Energy Corp.	12,445,063	560,650
TC Energy Corp. (CAD denominated)	16,886,754	760,941
		4,204,145
Materials 3.81%
Air Products and Chemicals, Inc.	2,765,205	927,063
Corteva, Inc.	3,380,665	220,656
Eastman Chemical Co.	1,762,034	175,587
Ecolab, Inc.	730,031	182,646
International Paper Co.	24,624,281	1,369,849
Linde Public, Ltd. Co.	2,333,141	1,040,861
Nutrien, Ltd.	1,103,298	56,963
Sherwin-Williams Co.	81,574	29,216
		4,002,841
Industrials 15.51%
Airbus SE, non-registered shares	2,224,139	384,342
Automatic Data Processing, Inc.	2,037,319	617,328
BAE Systems PLC (ADR)	5,072,331	308,347
Broadridge Financial Solutions, Inc.	449,285	107,029
Canadian National Railway Co.	80,230	8,385
Canadian National Railway Co. (CAD denominated)	2,691,998	281,212
Carrier Global Corp.	14,142,984	924,668
Caterpillar, Inc.	140,410	52,154
Deutsche Post AG	1,473,583	53,178
Emerson Electric Co.	674,693	87,676
Equifax, Inc.	377,854	103,827
FedEx Corp.	1,977,874	523,879
GE Vernova, Inc.	138,527	51,654
General Dynamics Corp.	1,433,565	368,397
General Electric Co.	15,231,619	3,100,701
HEICO Corp., Class A	176,055	33,509
Honeywell International, Inc.	2,799,587	626,324
Illinois Tool Works, Inc.	1,038,978	269,261
Ingersoll-Rand, Inc.	1,018,825	95,566
L3Harris Technologies, Inc.	815,699	172,936
Northrop Grumman Corp.	984,692	479,811
Otis Worldwide Corp.	1,515,138	144,574
PACCAR, Inc.	563,169	62,444
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Paychex, Inc.	5,226,735	$771,832
RELX PLC (ADR)	1,969,116	98,239
Robert Half, Inc.	593,234	38,436
RTX Corp.	30,272,925	3,903,695
Siemens AG	856,507	184,218
Stanley Black & Decker, Inc.	5,377,008	473,553
TFI International, Inc.	1,792,811	236,310
Union Pacific Corp.	5,634,032	1,396,057
Waste Connections, Inc.	1,276,563	234,594
Waste Management, Inc.	498,925	109,893
		16,304,029
Consumer discretionary 4.02%
D.R. Horton, Inc.	2,634,985	373,904
Darden Restaurants, Inc.	928,046	181,192
Hasbro, Inc.[1]	7,470,600	432,100
Home Depot, Inc.	4,080,543	1,681,102
McDonald’s Corp.	1,856,531	535,981
Starbucks Corp.	7,277,918	783,686
TJX Companies, Inc. (The)	1,934,747	241,437
		4,229,402
Consumer staples 6.54%
British American Tobacco PLC (ADR)	18,107,176	717,768
Coca-Cola Co.	11,998,418	761,660
Constellation Brands, Inc., Class A	1,767,759	319,611
Dollar General Corp.	600,517	42,673
General Mills, Inc.	7,827,673	470,756
Hershey Co.	3,789,760	565,622
Kenvue, Inc.	2,104,981	44,815
Keurig Dr Pepper, Inc.	949,903	30,492
Mondelez International, Inc., Class A	19,531,127	1,132,610
Nestlé SA	2,271,711	193,159
PepsiCo, Inc.	2,493,674	375,772
Philip Morris International, Inc.	10,204,679	1,328,649
Procter & Gamble Co.	4,190,469	695,576
Sysco Corp.	2,701,447	196,989
		6,876,152
Health care 15.57%
Abbott Laboratories	13,767,805	1,761,315
AbbVie, Inc.	17,996,789	3,309,609
Amgen, Inc.	3,547,513	1,012,531
AstraZeneca PLC (ADR)	5,608,657	396,868
Bristol-Myers Squibb Co.	10,573,209	623,291
Cencora, Inc.	545,978	138,793
CVS Health Corp.	14,289,640	807,079
Danaher Corp.	2,486,122	553,759
Elevance Health, Inc.	197,774	78,259
Eli Lilly and Co.	1,271,819	1,031,547
GE HealthCare Technologies, Inc.	4,206,750	371,456
Gilead Sciences, Inc.	14,495,917	1,409,003
GSK PLC (ADR)[2]	1,727,138	60,916
Johnson & Johnson	1,208,679	183,900
McKesson Corp.	77,368	46,015
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Medtronic PLC	7,458,486	$677,380
Merck & Co., Inc.	2,704,726	267,281
Novartis AG (ADR)	890,554	93,259
Novo Nordisk AS, Class B (ADR)	1,135,895	95,926
Pfizer, Inc.	1,484,260	39,363
Sanofi	1,021,083	110,757
Stryker Corp.	461,003	180,386
Takeda Pharmaceutical Co., Ltd. (ADR)[2]	12,923,980	173,052
Thermo Fisher Scientific, Inc.	673,316	402,475
UnitedHealth Group, Inc.	4,688,200	2,543,302
		16,367,522
Financials 15.15%
American International Group, Inc.	1,760,233	129,659
Apollo Asset Management, Inc.	254,265	43,474
Arthur J. Gallagher & Co.	496,689	149,911
Berkshire Hathaway, Inc., Class B3	116,513	54,606
BlackRock, Inc.	573,946	617,279
Blackstone, Inc.	2,227,188	394,457
Canadian Imperial Bank of Commerce	831,137	52,355
Capital One Financial Corp.	2,665,515	542,992
Carlyle Group, Inc. (The)	2,016,546	113,249
Charles Schwab Corp. (The)	758,745	62,763
Chubb, Ltd.	3,561,544	968,313
CME Group, Inc., Class A	974,453	230,478
East West Bancorp, Inc.	2,855,876	294,070
Equitable Holdings, Inc.	1,729,887	94,140
Fidelity National Information Services, Inc.	14,941,075	1,217,249
Great-West Lifeco, Inc.	12,257,576	396,314
JPMorgan Chase & Co.	8,165,219	2,182,563
KKR & Co., Inc.	597,523	99,828
Marsh & McLennan Companies, Inc.	3,707,583	804,101
Mastercard, Inc., Class A	852,033	473,245
Morgan Stanley	6,956,533	962,993
National Bank of Canada	1,969,056	174,761
PNC Financial Services Group, Inc.	5,713,650	1,148,158
Principal Financial Group, Inc.	3,041,761	250,793
Progressive Corp.	1,979,012	487,708
Royal Bank of Canada[2]	340,077	41,459
S&P Global, Inc.	647,905	337,824
State Street Corp.	3,283,502	333,670
Toronto-Dominion Bank (The)	357,028	20,376
Toronto-Dominion Bank (The) (CAD denominated)	2,288,058	130,528
TPG, Inc., Class A	1,989,342	133,783
Truist Financial Corp.	20,581,052	980,070
U.S. Bancorp	1,979,011	94,557
Visa, Inc., Class A	2,627,376	898,037
Wells Fargo & Co.	11,079,888	873,095
Willis Towers Watson PLC	418,488	137,919
		15,926,777
Information technology 18.40%
Accenture PLC, Class A	4,936,189	1,900,186
Amphenol Corp., Class A	3,499,513	247,696
Analog Devices, Inc.	2,252,951	477,378
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Apple, Inc.	14,311,625	$3,377,543
Applied Materials, Inc.	863,534	155,738
Broadcom, Inc.	12,922,790	2,859,426
Intel Corp.	2,717,121	52,794
KLA Corp.	735,724	543,141
Microsoft Corp.	15,166,372	6,294,954
Oracle Corp.	3,729,212	634,190
Salesforce, Inc.	2,105,675	719,509
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,514,401	944,954
Texas Instruments, Inc.	6,114,664	1,128,828
		19,336,337
Communication services 3.35%
AT&T, Inc.	2,300,602	54,594
Comcast Corp., Class A	15,330,541	516,026
Electronic Arts, Inc.	1,213,433	149,143
Meta Platforms, Inc., Class A	3,201,434	2,206,364
T-Mobile US, Inc.	1,918,724	447,005
Verizon Communications, Inc.	3,661,714	144,235
		3,517,367
Utilities 6.43%
American Electric Power Co., Inc.	1,419,939	139,665
Atmos Energy Corp.	5,060,388	721,156
CenterPoint Energy, Inc.[1]	39,504,501	1,286,662
Constellation Energy Corp.	4,803,589	1,440,981
Dominion Energy, Inc.	2,746,322	152,668
DTE Energy Co.	6,588,400	789,817
Edison International	1,909,966	103,138
Exelon Corp.	3,150,577	126,023
NextEra Energy, Inc.	1,552,564	111,102
Pinnacle West Capital Corp.	369,584	32,139
Public Service Enterprise Group, Inc.	3,142,532	262,527
Sempra	11,599,505	961,947
Southern Co. (The)	4,768,866	400,346
Xcel Energy, Inc.	3,329,685	223,755
		6,751,926
Real estate 2.37%
CubeSmart REIT	1,818,926	75,849
Digital Realty Trust, Inc. REIT	1,211,153	198,460
Equinix, Inc. REIT	202,019	184,577
Extra Space Storage, Inc. REIT	2,092,907	322,308
Prologis, Inc. REIT	3,111,618	371,060
Public Storage REIT	430,086	128,372
Rexford Industrial Realty, Inc. REIT	5,634,927	229,116
Sun Communities, Inc. REIT	418,990	53,002
UDR, Inc. REIT	2,930,664	122,326
Welltower, Inc. REIT	5,915,874	807,398
		2,492,468
Total common stocks (cost: $59,424,624,000)		100,008,966
American Mutual Fund — Page 4 of 8

unaudited
Convertible stocks 0.02% Materials 0.02%	Shares	Value (000)
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	541,749	$21,951
Total convertible stocks (cost: $27,087,000)		21,951
Short-term securities 4.69% Money market investments 4.68%
Capital Group Central Cash Fund 4.40%[1,4]	49,113,091	4,912,291
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.40%[1,4,5]	64,240	6,426
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.33%[4,5]	1,301,177	1,301
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.26%[4,5]	900,000	900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.26%[4,5]	900,000	900
Fidelity Investments Money Market Government Portfolio, Class I 4.27%[4,5]	900,000	900
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.26%[4,5]	900,000	900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.31%[4,5]	900,000	900
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%[4,5]	900,000	900
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.30%[4,5]	400,000	400
		13,527
Total short-term securities (cost: $4,925,056,000)		4,925,818
Total investment securities 99.86% (cost: $64,376,767,000)		104,956,735
Other assets less liabilities 0.14%		143,638
Net assets 100.00%		$105,100,373
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.64%
Consumer discretionary 0.41%
Hasbro, Inc.	$490,975	$—	$594	$210	$(58,491)	$432,100	$5,237
Utilities 1.23%
CenterPoint Energy, Inc.	1,167,978	—	1,544	742	119,486	1,286,662	8,306
Total common stocks						1,718,762
Short-term securities 4.68%
Money market investments 4.68%
Capital Group Central Cash Fund 4.40%[4]	4,767,162	3,096,014	2,951,757	(42)	914	4,912,291	51,337
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.40%[4,5]	19,476		13,050 [6]			6,426	— [7]
Total short-term securities						4,918,717
Total 6.32%				$910	$61,909	$6,637,479	$64,880

[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	All or a portion of this security was on loan. The total value of all such securities was $65,164,000, which represented .06% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 1/31/2025.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Mutual Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of January 31, 2025 (dollars in thousands):
American Mutual Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,204,145	$—	$—	$4,204,145
Materials	4,002,841	—	—	4,002,841
Industrials	15,682,291	621,738	—	16,304,029
Consumer discretionary	4,229,402	—	—	4,229,402
Consumer staples	6,682,993	193,159	—	6,876,152
Health care	16,256,765	110,757	—	16,367,522
Financials	15,926,777	—	—	15,926,777
Information technology	19,336,337	—	—	19,336,337
Communication services	3,517,367	—	—	3,517,367
Utilities	6,751,926	—	—	6,751,926
Real estate	2,492,468	—	—	2,492,468
Convertible stocks	21,951	—	—	21,951
Short-term securities	4,925,818	—	—	4,925,818
Total	$104,031,081	$925,654	$—	$104,956,735

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-003-0325
American Mutual Fund — Page 8 of 8